UNAUDITED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Total operating revenues	$ 138,175	$ 129,648
Vessel operating expenses	(60,737)	(60,617)
Administrative expenses	(16,059)	(12,927)
Project development expenses	(9,088)	(4,338)
Depreciation and amortization	(24,844)	(26,256)
Total operating expenses	(110,728)	(104,138)
Realized and unrealized (loss)/gain on oil and gas derivative instruments	(22,370)	56,635
Other operating loss	(1,628)	0
Total other operating (losses)/income	(23,998)	56,635
Operating income	3,449	82,145
Other non-operating income	29,981	0
Total other non-operating income	29,981	0
Interest income	14,522	18,582
(Losses)/gains on derivative instruments, net	(10,638)	6,309
Other financial items, net	(3,265)	(2,694)
Net financial income	619	22,197
Income before taxes and net income from equity method investments	34,049	104,342
Income tax expense	(618)	(278)
Net income/(loss) from equity method investments	10,287	(2,339)
Net income	43,718	101,725
Total net income attributable to non-controlling interests	(19,882)	(20,598)
Net income attributable to stockholders of Golar LNG Limited	$ 23,836	$ 81,127
Basic earnings per share (in USD per share)	$ 0.23	$ 0.78
Dilutive earnings per share (in USD per share)	$ 0.23	$ 0.77
Liquefaction services revenue
Total operating revenues	$ 112,200	$ 112,488
Sales-type lease revenue
Total operating revenues	8,219	0
Vessel management fees and other revenues
Total operating revenues	16,880	10,830
Time and voyage charter revenues
Total operating revenues	$ 876	$ 6,330